VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 188		$ 8		$ 76
Notes receivable from affiliated companies	307		197		17
Prepaid taxes and other current assets	45		22		23
Total current assets	641		344		214
Goodwill	224		224		224
Regulatory assets	7		18		15
Operating lease right-of-use asset	412	[1]	412	[1],[2]	413	[2]
Other noncurrent assets	35		47		36
TOTAL ASSETS	13,542		12,565		11,419
CURRENT LIABILITIES:
Short-term borrowings - affiliated companies			302		383
Accrued interest	78		68		62
Accrued taxes	327		306		262
Other current liabilities	13		15		14
Total current liabilities	924		1,458		753
Long-term debt and other long-term obligations	6,629		5,239		5,275
Accumulated deferred income taxes	1,521		1,412		1,218
Other noncurrent liabilities	9		9		8
Total noncurrent liabilities	9,010		7,797		7,491
TOTAL LIABILITIES	9,934		9,255		8,244
Variable Interest Entity, Primary Beneficiary
Current Assets
Cash and cash equivalents	95		0
Receivables	36		32		22
Notes receivable from affiliated companies	88		5		0
Prepaid taxes and other current assets	5		2		4
Total current assets	224		39		26
Property, plant and equipment, net	4,063		3,558		3,013
Goodwill	224		224		224
Regulatory assets	7		18		13
Operating lease right-of-use asset	1		1		1
Other noncurrent assets	7		14		11
Total noncurrent assets	4,302		3,815		3,262
TOTAL ASSETS	4,526		3,854		3,288
CURRENT LIABILITIES:
Short-term borrowings - affiliated companies			0		125
Accounts payable	86		90		3
Accrued interest	23		11		8
Accrued taxes	5		7		0
Other current liabilities	9		8		8
Total current liabilities	123		116		144
Long-term debt and other long-term obligations	1,474		1,276		1,029
Accumulated deferred income taxes	422		366		325
Other noncurrent liabilities	3		2		2
Total noncurrent liabilities	1,899		1,644		1,356
TOTAL LIABILITIES	$ 2,022		$ 1,760		$ 1,500

[1]	Includes $409 million as of September 30, 2025 and $410 million as of December 31, 2024 associated with affiliated leases.
[2]	Includes $410 million as of December 31, 2024 and 2023 associated with affiliated leases.